MERIDIAN FUND, INC.

May 8, 2012

To Our Shareholders:

We at the Meridian Funds mourn the untimely passing of our founder, Richard F. Aster, Jr.

Rick led Aster Investment Management Company, the Funds’ investment advisor, for thirty five years. His enduring legacies are building a portfolio management team and the creation and refinement of two very different investment strategies that have successfully stood the test of time. Meridian Growth Fund and Meridian Value Fund have both produced enviable returns for their shareholders, and enjoyed many accolades over their long histories. Rick also developed the techniques employed in the Meridian Equity Income Fund, which we hope will further honor Rick’s legacy of creativity and intellectual flexibility.

Several investment professionals worked alongside Rick for most of the last two decades, implementing and further refining Rick’s early work. These team members enhanced many of the processes and disciplines employed in the execution of these strategies. The Meridian investment research team remains faithful to the founding tenets and investment process for each fund, while continuously striving for further refinements. To assure continuity and quality in our research effort, the team has recently been augmented.

Kevin O’Boyle has returned to Meridian in the position of Director of Investment Research. Kevin brings over 15 years of professional investment experience, with the majority of that experience gained at the Meridian Funds. He was the Lead Manager of the Meridian Value Fund during its formative years, during which time the Fund received awards and recognition for achieving superior performance from Lipper and Money Magazine. Subsequent to his tenure at Meridian, Kevin successfully launched the no-load Presidio Fund.

William Tao, Larry Cordisco, and Jamie England now serve as Co-Managers of the Meridian Growth Fund, with William and Larry shouldering most of the day-to-day research responsibilities for the Fund. William Tao worked directly with Rick Aster on the Meridian Growth Fund for most of the past 5 years, and was recognized by Morningstar as 2010 Co-Manager of the Year: Runner-Up along with Rick. Larry Cordisco recently rejoined Meridian. Larry brings over 10 years of professional investment experience, with most of that experience gained as a valued team member on the Meridian Value Fund.

In addition to his role as Co-Manager of Meridian Growth Fund, Jamie England retains primary day-to-day responsibility for management of the Meridian Value Fund. Jamie England has over 15 years of investment industry experience and has been with Meridian for more than 10 years. He worked with Kevin O’Boyle on the Meridian Value Fund for more than two years before becoming Assistant Portfolio Manager of the fund in 2006.

Finally, Jim O’Connor is now Co-Manager of the Meridian Equity Income with Jamie England. Jim had previously assisted Rick Aster on the Equity Income Fund. Jim is also a Co-Manager on the Meridian Value Fund with Jamie England and has worked on the Value Fund since January 2004.

While the loss of such a renowned investor as Rick Aster cannot be diminished, we believe that the current Meridian investment research team maintains continuity in the Funds’ management.

We welcome those new shareholders who joined the Meridian Funds during the quarter and greatly appreciate the continued confidence of our existing shareholders.

Kevin O’Boyle

Jamie England

William Tao

Larry Cordisco

Jim O’Connor

Meridian Equity Income Fund® (MEIFX)

The Meridian Equity Income Fund’s net asset value per share at March 31, 2012 was $10.99. This represents an increase of 7.5% year to date. The Fund’s total return and average annual compound rate of return since inception January 31, 2005 were 42.8% and 5.1%, respectively. At the close of the quarter, total net assets were $35,603,002 and were invested 5.3% in cash and other assets net of liabilities and 94.7% in stocks. At the close of the quarter there were 503 shareholders in the Equity Income Fund.

Our basic strategy remains unchanged. The Fund continues to seek to invest in companies with above-average dividend yields, along with strong financial returns and that have, in our opinion, the ability to grow dividends. The severe downturn in the economy and corporate profits resulted in dividend cuts for companies which previously were considered safe. Dividends for good companies, however, have stabilized and are beginning to grow again as the economy improves. The Fund is diversified with 65 holdings representing 61 different industry groups. At the end of the March 2012 quarter, the portfolio’s average holding had a five-year average return on equity of 19.5% and an average dividend yield of 3.7%, both measures substantially higher than the average S&P 500 stock. The yield compares favorably also to the 2.2% yield on the ten-year Treasury bond. The average holding has a market capitalization of $40.6 billion, a debt to capital ratio of 41.1% and earnings per share that are projected to increase 8.8% annually during the next several years. We believe these financial characteristics will lead to positive long-term returns for the Fund.

During the quarter we purchased shares of CA, Inc., H&R Block, Hasbro, Integrys Energy and Verizon.

Federated Investors, Inc. provides investment management products and related financial services. The company is best known for its leading position in managing money market funds but also offers various stock and bond funds to retail and institutional investors. Despite the low interest rate environment’s impact on the profitability of money market funds, Federated generates a return on equity in excess of 30%. In addition, the company maintains a conservative balance sheet and produces strong cash flow. With a 4.3% dividend yield and a reasonable valuation at 13x current year’s earnings, in our opinion, Federated represents an attractive investment.

Meridian Growth Fund® (MERDX)

The Meridian Growth Fund’s net asset value per share at March 31, 2012 was $46.97. This represents an increase of 12.8% year to date. The Fund’s total return and average annual compound rate of return since inception August 1, 1984 were 2,712.0% and 12.9%, respectively. At the close of the quarter, total net assets were $2,764,364,423 and were invested 6.4% in cash, cash equivalents and other assets net of liabilities and 93.6% in stocks. At the close of the quarter there were 97,434 shareholders in the Growth Fund.

There are reasons for optimism. Corporate balance sheets are strong and employment levels continue to gradually increase. Many small and mid-sized growth stocks sell at reasonable valuations despite the recent strength in the stock markets. Our portfolio remains diversified in small and mid-sized growth companies which are, for the most part, market leaders, have strong returns on capital, solid growth prospects and sell at reasonable valuations. We hold 54 positions. Our heaviest areas of concentration remain the technology and consumer sectors.

During the quarter we purchased shares of VeriFone Systems and International Game Technology. We sold our positions in Copart and United Stationers.

Advance Auto Parts is a leading retailer of automotive aftermarket parts and accessories in North America. The industry is highly fragmented and is expected to grow at about 3-4% annually over the next few years. Advance Auto Parts is one of the three largest players, which combined for 20% of the market. The company should continue to grow faster than the industry by gaining market share at the expense of its smaller competitors by differentiating itself with the breadth of product offerings. We project the company can grow about 12% annually driven by unit expansion, comparable store growth, and margin expansion from better expense management. The stock sells at a reasonable valuation, has a strong return on capital and generates significant free cash flow.

Meridian Value Fund® (MVALX)

The Meridian Value Fund’s net asset value per share at March 31, 2012 was $31.22. This represents an increase of 11.2% year to date. The Fund’s total return and average annual compound rate of return since June 30, 1995 were 779.5% and 13.9%, respectively. The comparable period returns for the S&P 500 with dividends were 249.9% and 7.8%, respectively. At the close of the quarter, total net assets were $739,931,698 and were invested 6.2% in cash, cash equivalents and other assets net of liabilities and 93.8% in stocks. At the close of the quarter there were 34,052 shareholders in the Value Fund.

Our investment strategy remains unchanged. We continue to seek out-of-favor companies typically having experienced an extended period of declining earnings. In recent years most earnings problems have been related to poor economic conditions. With some stability in the economy, albeit tenuous, we now see more companies that meet our strategy for company-specific reasons. These investments are the traditional strength and point of differentiation of the Meridian Value Fund. We seek to gradually shift the portfolio to more of these investments and expect that this should bode well for a return to the Fund’s historically strong performance levels. We hold 51 positions, representing 32 industry groups. We continue to invest in companies of all market capitalizations and our largest areas of concentration are technology, retail and transportation.

During the quarter we purchased shares of Associated Banc-Corp and KBW, Inc.

Miscellaneous

You can sign up for E-mail Alerts on our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings and other information regarding the Meridian Funds.

The Meridian Funds are no-load and there are no transaction fees or commissions charged when you purchase shares directly through our transfer agent, BNY Mellon Investment Servicing (US), Inc. This is a very cost-effective way to purchase shares of the Meridian Funds if you do not need the services of a broker-dealer or if you make multiple purchases.

The information provided in this report should not be considered investment advice or a recommendation to purchase or sell any particular security. There is no assurance that any securities discussed herein will remain in a particular Fund’s portfolio at the time you receive this report or that securities sold have not been repurchased. Securities discussed are presented as illustrations of companies that fit a particular Fund’s investment strategy and do not represent a Fund’s entire portfolio and in the aggregate may represent only a small percentage of a Fund’s portfolio holdings. It should not be assumed that any of the securities transactions or holdings discussed were or will prove to be profitable, or that investment decisions Fund management makes in the future will be profitable or will equal the investment performance of the securities discussed herein. Management’s views presented herein and any discussion of a particular Fund’s portfolio holdings or performance are as of March 31, 2012 and are subject to change without notice.

Meridian Equity Income Fund

Summary of Portfolio Holdings

March 31, 2012 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Software & Services	3.1%	$1,100,696
Retail	2.9	1,038,702
Telecommunication Services-Integrated	2.9	1,021,083
Media	2.8	1,008,908
Asset Management & Custody Banks	1.7	611,793
Construction & Engineering	1.6	583,336
Apparel Retail	1.6	581,967
Chemicals-Specialty	1.6	576,180
Health Care Products	1.6	576,126
Diversified Capital Markets	1.6	563,588
Electrical Components & Equipment	1.6	558,326
Soft Drinks	1.6	558,035
Industrial Conglomerates	1.6	555,939
Metal & Glass Containers	1.6	553,608
Air Freight & Logistics	1.5	550,107
Home Improvement Retail	1.5	548,379
Electronic Equipment Manufacturing	1.5	548,340
Semiconductor Equipment Manufacturing	1.5	544,744
Office Supplies	1.5	538,794
Brewers	1.5	538,475
Media-Broadcasting & Cable TV	1.5	537,900
Banking-Commercial	1.5	536,685
Insurance-Multi-Line	1.5	536,596
Industrial Machinery	1.5	535,174
Electric Utilities	1.5	534,114
Household-Home Furnishings	1.5	525,203
Banking-Regional Banks	1.5	523,710
Leisure & Amusement	1.5	522,904
REITs-Diversified	1.5	521,561
Multi-Utilities	1.5	521,422
Aerospace & Defense	1.5	521,188
Consumer Products-Household	1.5	520,925

Meridian Equity Income Fund

Summary of Portfolio Holdings (continued)

March 31, 2012 (Unaudited)

Pharmaceuticals	1.5%	$520,095
Oil & Gas-Storage & Transportation	1.5	517,420
Chemicals-Diversified	1.4	517,362
Retail-Drug Store	1.4	515,746
Food Distributors	1.4	513,592
Computer Hardware	1.4	508,464
Data Processing & Outsourced Services	1.4	508,236
Energy	1.4	504,028
Tobacco	1.4	503,496
Semiconductors	1.4	502,200
Paper & Forest Products	1.4	501,930
Environmental Facilities & Services	1.4	499,578
Food & Meats-Packaged	1.4	497,931
Diversified Financial Services	1.4	497,328
Restaurants	1.4	496,877
Insurance-Property & Casualty	1.4	496,230
Steel	1.4	490,060
Health Care Technology	1.4	489,875
Distribution & Wholesale	1.4	488,509
Health Care Equipment & Supplies	1.4	486,540
Hypermarkets & Super Centers	1.4	484,398
Consulting Services	1.3	482,571
Paper & Packaging	1.3	481,400
Independent Power Producers & Energy	1.3	477,695
Office Services & Supplies	1.3	458,838
Commercial Printing	1.3	456,138
Food Retail	1.3	450,683
Railroads	1.3	447,644
Insurance Brokers	1.2	434,626
Cash & Other Assets, Less Liabilities	5.3	1,879,004

	100.0%	$35,603,002

Meridian Growth Fund

Summary of Portfolio Holdings

March 31, 2012 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Retail	16.0%	$441,275,139
Tech-Software	10.4	287,157,282
Technology	6.9	189,913,283
Energy	5.3	147,091,294
Brokerage & Money Management	5.1	141,884,637
Banking-Commercial	5.1	140,320,633
Industrial Conglomerates	3.7	103,599,914
Health Care Products	3.6	98,141,159
Insurance Brokers	3.4	94,209,470
Restaurants	3.0	83,866,599
U.S. Government Obligations	2.9	79,995,783
Leisure & Amusement	2.6	72,928,333
Building Products	2.6	72,816,491
Industrial Services	2.6	71,931,964
Cellular Communications	2.5	68,837,388
Flooring & Carpets	2.3	62,246,709
Electronic Equipment Manufacturing	2.1	58,406,040
Real Estate Management & Services	2.1	57,700,506
Air Freight & Logistics	2.0	55,072,491
Chemicals-Specialty	1.9	53,676,667
Trucking	1.7	46,529,846
Consumer Services	1.6	45,159,778
Health Care Technology	1.6	44,083,545
Distribution & Wholesale	1.6	43,394,844
Furniture & Fixtures	1.5	41,057,072
Health Care Information Services	1.4	38,785,242
Business Services	1.0	28,813,785
Cash & Other Assets, Less Liabilities	3.5	95,468,529

	100.0%	$2,764,364,423

Meridian Value Fund

Summary of Portfolio Holdings

March 31, 2012 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Diversified Financial Services	8.4%	$62,356,408
Leisure & Amusement	7.4	54,426,082
Technology	6.3	46,676,914
Energy	4.8	35,667,991
Industrial	4.6	33,885,189
Railroads	4.4	32,790,004
Retail	3.9	28,881,478
Industrial Services	3.6	26,442,665
Tech-Software	3.3	24,632,037
Industrial Products	3.3	24,459,284
Banking	3.2	23,331,276
Transportation	3.0	22,330,605
Business Services	2.9	21,273,456
Household Appliances	2.8	21,086,270
Consulting Services	2.7	20,218,548
Utilities	2.7	19,856,021
Automotive Wholesale Services	2.7	19,702,557
Office Services & Supplies	2.6	19,410,240
Banking-Commercial	2.2	16,284,146
Brokerage & Money Management	2.0	14,728,946
Agriculture	2.0	14,723,696
Insurance Brokers	1.9	14,292,828
Storage	1.7	12,578,966
Home Improvement Retail	1.7	12,247,109
Semiconductors	1.6	11,574,016
REITs-Diversified	1.5	11,266,517
Health Care Services	1.5	10,913,446
Pharmaceuticals	1.4	10,549,000
Air Freight & Logistics	1.1	8,270,400
Metals	1.0	7,239,324
Aerospace & Defense	0.8	6,271,235
Restaurants	0.8	5,690,744
U.S. Government Obligations	0.7	4,999,588
Cash & Other Assets, Less Liabilities	5.5	40,874,712

	100.0%	$739,931,698

Meridian Equity Income Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.7%

AEROSPACE & DEFENSE - 1.5%
Lockheed Martin Corp.	5,800	$521,188

AIR FREIGHT & LOGISTICS - 1.5%
United Parcel Service, Inc. Class B	6,815	550,107

APPAREL RETAIL - 1.6%
American Eagle Outfitters, Inc.	33,855	581,967

ASSET MANAGEMENT & CUSTODY BANKS - 1.7%
Federated Investors, Inc. Class B	27,300	611,793

BANKING-COMMERCIAL - 1.5%
Bank of Hawaii Corp.	11,100	536,685

BANKING-REGIONAL BANKS - 1.5%
Cullen/Frost Bankers, Inc.	9,000	523,710

BREWERS - 1.5%
Molson Coors Brewing Co. Class B	11,900	538,475

CHEMICALS-DIVERSIFIED - 1.4%
EI du Pont de Nemours & Co.	9,780	517,362

CHEMICALS-SPECIALTY - 1.6%
RPM International, Inc.	22,000	576,180

COMMERCIAL PRINTING - 1.3%
R. R. Donnelley & Sons Co.	36,815	456,138

	Shares	Value

COMPUTER HARDWARE - 1.4%
Diebold, Inc.	13,200	$508,464

CONSTRUCTION & ENGINEERING - 1.6%
Mine Safety Appliances Co.	14,200	583,336

CONSULTING SERVICES - 1.3%
H&R Block, Inc.	29,300	482,571

CONSUMER PRODUCTS-HOUSEHOLD - 1.5%
Kimberly-Clark Corp.	7,050	520,925

DATA PROCESSING & OUTSOURCED SERVICES - 1.4%
Paychex, Inc.	16,400	508,236

DISTRIBUTION & WHOLESALE - 1.4%
Genuine Parts Co.	7,785	488,509

DIVERSIFIED CAPITAL MARKETS - 1.6%
NYSE Euronext	18,780	563,588

DIVERSIFIED FINANCIAL SERVICES - 1.4%
Broadridge Financial Solutions, Inc.	20,800	497,328

ELECTRIC UTILITIES - 1.5%
PPL Corp.	18,900	534,114

ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
Emerson Electric Co.	10,700	558,326

ELECTRONIC EQUIPMENT MANUFACTURING - 1.5%
Molex, Inc.	19,500	548,340

See accompanying notes to Schedule of Investments.

Meridian Equity Income Fund

Schedule of Investments (continued)

March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

ENERGY - 1.4%
Chevron Corp.	4,700	$504,028

ENVIRONMENTAL FACILITIES & SERVICES - 1.4%
Waste Management, Inc.	14,290	499,578

FOOD DISTRIBUTORS - 1.4%
SYSCO Corp.	17,200	513,592

FOOD & MEATS-PACKAGED - 1.4%
Kraft Foods, Inc. Class A	13,100	497,931

FOOD RETAIL - 1.3%
Safeway, Inc.	22,300	450,683

HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Hillenbrand, Inc.	21,200	486,540

HEALTH CARE PRODUCTS - 1.6%
Abbott Laboratories	9,400	576,126

HEALTH CARE TECHNOLOGY - 1.4%
Medtronic, Inc.	12,500	489,875

HOME IMPROVEMENT RETAIL - 1.5%
Home Depot, Inc. (The)	10,900	548,379

HOUSEHOLD-HOME FURNISHINGS - 1.5%
Leggett & Platt, Inc.	22,825	525,203

HYPERMARKETS & SUPER CENTERS - 1.4%
Wal-Mart Stores, Inc.	7,915	484,398

INDEPENDENT POWER PRODUCERS & ENERGY - 1.3%
Exelon Corp.	12,183	477,695

	Shares	Value

INDUSTRIAL CONGLOMERATES - 1.6%
General Electric Co.	27,700	$555,939

INDUSTRIAL MACHINERY - 1.5%
Eaton Corp.	10,740	535,174

INSURANCE BROKERS - 1.2%
Willis Group Holdings Plc (United Kingdom)	12,425	434,626

INSURANCE-MULTI-LINE - 1.5%
Allstate Corp. (The)	16,300	536,596

INSURANCE-PROPERTY & CASUALTY - 1.4%
Mercury General Corp.	11,345	496,230

LEISURE & AMUSEMENT - 1.5%
Carnival Corp.	16,300	522,904

MEDIA - 2.8%
Meredith Corp.	14,800	480,408
Time Warner, Inc.	14,000	528,500

		1,008,908

MEDIA-BROADCASTING & CABLE TV - 1.5%
Time Warner Cable, Inc.	6,600	537,900

METAL & GLASS CONTAINERS - 1.6%
Greif, Inc. Class A	9,900	553,608

MULTI-UTILITIES - 1.5%
Integrys Energy Group, Inc.	9,840	521,422

OFFICE SUPPLIES - 1.5%
Staples, Inc.	33,300	538,794

See accompanying notes to Schedule of Investments.

Meridian Equity Income Fund

Schedule of Investments (continued)

March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

OFFICE SERVICES & SUPPLIES - 1.3%
Pitney Bowes, Inc.	26,100	$458,838

OIL & GAS-STORAGE & TRANSPORTATION - 1.5%
Spectra Energy Corp.	16,400	517,420

PAPER & FOREST PRODUCTS - 1.4%
International Paper Co.	14,300	501,930

PAPER & PACKAGING - 1.3%
Sonoco Products Co.	14,500	481,400

PHARMACEUTICALS - 1.5%
Johnson & Johnson	7,885	520,095

RAILROADS - 1.3%
Norfolk Southern Corp.	6,800	447,644

REITS-DIVERSIFIED - 1.5%
Kimco Realty Corp. REIT	27,080	521,561

RESTAURANTS - 1.4%
McDonald’s Corp.	5,065	496,877

RETAIL - 2.9%
Hasbro, Inc.	13,900	510,408
Mattel, Inc.	15,695	528,294

		1,038,702

RETAIL-DRUG STORE - 1.4%
Walgreen Co.	15,400	515,746

SEMICONDUCTORS - 1.4%
Microchip Technology, Inc.	13,500	502,200

	Shares	Value

SEMICONDUCTOR EQUIPMENT MANUFACTURING - 1.5%
KLA-Tencor Corp.	10,010	$544,744

SOFT DRINKS - 1.6%
Coca-Cola Co. (The)	7,540	558,035

SOFTWARE & SERVICES - 3.1%
CA, Inc.	19,700	542,932
Microsoft Corp.	17,295	557,764

		1,100,696

STEEL - 1.4%
Nucor Corp.	11,410	490,060

TELECOMMUNICATION SERVICES- INTEGRATED - 2.9%
AT&T, Inc.	15,680	489,686
Verizon Communications, Inc.	13,900	531,397

		1,021,083

TOBACCO - 1.4%
Reynolds American, Inc.	12,150	503,496

TOTAL INVESTMENTS - 94.7% (Cost $29,779,877)		33,723,998

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.3%		1,879,004

NET ASSETS - 100.0%		$35,603,002

REIT - Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

Meridian Growth Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.6%

AIR FREIGHT & LOGISTICS - 2.0%
Expeditors International of Washington, Inc.	1,184,100	$55,072,491

BANKING-COMMERCIAL - 5.1%
Bank of Hawaii Corp.	1,152,600	55,728,210
CVB Financial Corp.	1,361,200	15,980,488
East West Bancorp, Inc.	2,971,500	68,611,935

		140,320,633

BROKERAGE & MONEY MANAGEMENT - 5.1%
Affiliated Managers Group, Inc.*	508,000	56,799,480
LPL Investment Holdings, Inc.*	1,102,800	41,840,232
T. Rowe Price Group, Inc.	662,250	43,244,925

		141,884,637

BUILDING PRODUCTS - 2.6%
Valspar Corp.	1,507,900	72,816,491

BUSINESS SERVICES - 1.0%
VeriFone Systems, Inc.*	555,500	28,813,785

CELLULAR COMMUNICATIONS - 2.5%
SBA Communications Corp. Class A*	1,354,800	68,837,388

CHEMICALS-SPECIALTY - 1.9%
RPM International, Inc.	2,049,510	53,676,667

CONSUMER SERVICES - 1.6%
Rollins, Inc.	2,122,170	45,159,778

DISTRIBUTION & WHOLESALE - 1.6%
Watsco, Inc.	586,100	43,394,844

ELECTRONIC EQUIPMENT MANUFACTURING - 2.1%
AMETEK, Inc.	1,204,000	58,406,040

	Shares	Value

ENERGY - 5.3%
Continental Resources, Inc.*	519,700	$44,600,654
Core Laboratories NV (Netherlands)	232,900	30,642,653
FMC Technologies, Inc.*	575,960	29,039,903
Noble Energy, Inc.	437,800	42,808,084

		147,091,294

FLOORING & CARPETS - 2.3%
Mohawk Industries, Inc.*	935,900	62,246,709

FURNITURE & FIXTURES - 1.5%
Herman Miller, Inc.	1,788,200	41,057,072

HEALTH CARE INFORMATION SERVICES - 1.4%
Cerner Corp.*	509,260	38,785,242

HEALTH CARE PRODUCTS - 3.6%
DENTSPLY International, Inc.	1,446,300	58,040,019
Edwards Lifesciences Corp.*	551,370	40,101,140

		98,141,159

HEALTH CARE TECHNOLOGY - 1.6%
IDEXX Laboratories, Inc.*	504,100	44,083,545

INDUSTRIAL CONGLOMERATES - 3.7%
Cooper Industries Plc	719,550	46,015,223
Pall Corp.	965,700	57,584,691

		103,599,914

INDUSTRIAL SERVICES - 2.6%
Ritchie Bros. Auctioneers, Inc. (Canada)	608,500	14,457,960
Waste Connections, Inc.	1,766,800	57,474,004

		71,931,964

See accompanying notes to Schedule of Investments.

Meridian Growth Fund

Schedule of Investments (continued)

March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INSURANCE BROKERS - 3.4%
Brown & Brown, Inc.	2,152,650	$51,190,017
Willis Group Holdings Plc (United Kingdom)	1,229,830	43,019,453

		94,209,470

LEISURE & AMUSEMENT - 2.6%
International Game Technology, Inc.	977,600	16,413,904
Royal Caribbean Cruises, Ltd.	1,920,300	56,514,429

		72,928,333

REAL ESTATE MANAGEMENT & SERVICES - 2.1%
Jones Lang LaSalle, Inc.	692,600	57,700,506

RESTAURANTS - 3.0%
Arcos Dorados Holdings, Inc. Class A (Argentina)	2,328,540	42,123,289
Cracker Barrel Old Country Store, Inc.	748,088	41,743,310

		83,866,599

RETAIL - 16.0%
Advance Auto Parts, Inc.	876,600	77,640,462
Bed Bath & Beyond, Inc.*	905,600	59,561,312
CarMax, Inc.*	1,789,350	62,000,977
Coach, Inc.	858,000	66,306,240
Family Dollar Stores, Inc.	1,037,700	65,665,656
Mattel, Inc.	1,536,000	51,701,760
PetSmart, Inc.	1,020,600	58,398,732

		441,275,139

TECHNOLOGY - 6.9%
Autodesk, Inc.*	1,064,900	45,066,568
Open Text Corp.* (Canada)	675,000	41,276,250
Trimble Navigation, Ltd.*	1,036,200	56,390,004
Zebra Technologies Corp. Class A*	1,145,713	47,180,461

		189,913,283

	Shares	Value

TECH-SOFTWARE - 10.4%
Advent Software, Inc.*	1,378,976	$35,301,786
Blackbaud, Inc.	1,418,700	47,143,401
Citrix Systems, Inc.*	576,500	45,491,615
MICROS Systems, Inc.*	698,600	38,625,594
Nuance Communications, Inc.*	907,400	23,211,292
Solera Holdings, Inc.	1,038,600	47,661,354
Teradata Corp.*	729,600	49,722,240

		287,157,282

TRUCKING - 1.7%
J.B. Hunt Transport Services, Inc.	855,800	46,529,846

TOTAL COMMON STOCKS - 93.6% (Cost $1,899,156,768)		2,588,900,111

U.S. GOVERNMENT OBLIGATIONS - 2.9%
U.S. Treasury Bill @ .068%** due 04/19/12 (Face Value $50,000,000)		49,998,258
U.S. Treasury Bill @ .056%** due 05/24/12 (Face Value $30,000,000)		29,997,525

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $79,995,783)		79,995,783

TOTAL INVESTMENTS - 96.5% (Cost $1,979,152,551)		2,668,895,894

CASH AND OTHER ASSETS, LESS LIABILITIES - 3.5%		95,468,529

NET ASSETS - 100.0%		$2,764,364,423

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedule of Investments.

Meridian Value Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.8%

AEROSPACE & DEFENSE - 0.8%
Orbital Sciences Corp.*	476,900	$6,271,235

AGRICULTURE - 2.0%
Monsanto Co.	184,600	14,723,696

AIR FREIGHT & LOGISTICS - 1.1%
UTi Worldwide, Inc.	480,000	8,270,400

AUTOMOTIVE WHOLESALE SERVICES - 2.7%
LKQ Corp.*	632,100	19,702,557

BANKING - 3.2%
Wells Fargo & Co.	683,400	23,331,276

BANKING-COMMERCIAL - 2.2%
Associated Banc-Corp.	553,500	7,726,860
CVB Financial Corp.	728,900	8,557,286

		16,284,146

BROKERAGE & MONEY MANAGEMENT - 2.0%
KBW, Inc.	206,200	3,814,700
TD Ameritrade Holding Corp.	552,900	10,914,246

		14,728,946

BUSINESS SERVICES - 2.9%
Cintas Corp.	543,800	21,273,456

CONSULTING SERVICES - 2.7%
Huron Consulting Group, Inc.*	538,300	20,218,548

DIVERSIFIED FINANCIAL SERVICES - 8.4%
Broadridge Financial Solutions, Inc.	910,400	21,767,664
Equifax, Inc.	455,000	20,138,300
Heartland Payment Systems, Inc.	709,100	20,450,444

		62,356,408

	Shares	Value

ENERGY - 4.8%
Apache Corp.	144,000	$14,463,360
EOG Resources, Inc.	129,000	14,331,900
Ultra Petroleum Corp.*	303,700	6,872,731

		35,667,991

HEALTH CARE SERVICES - 1.5%
ICON Plc ADR* (Ireland)	514,300	10,913,446

HOME IMPROVEMENT RETAIL - 1.7%
Sherwin-Williams Co. (The)	112,700	12,247,109

HOUSEHOLD APPLIANCES - 2.8%
Stanley Black & Decker, Inc.	273,990	21,086,270

INDUSTRIAL - 4.6%
Aecon Group, Inc. (Canada)	550,600	7,273,426
Flowserve Corp.	125,300	14,473,403
Lennox International, Inc.	301,200	12,138,360

		33,885,189

INDUSTRIAL PRODUCTS - 3.3%
Cummins, Inc.	60,500	7,262,420
General Cable Corp.*	109,800	3,192,984
Lincoln Electric Holdings, Inc.	309,000	14,003,880

		24,459,284

INDUSTRIAL SERVICES - 3.6%
Ritchie Bros. Auctioneers, Inc. (Canada)	424,900	10,095,624
W.W. Grainger, Inc.	76,100	16,347,041

		26,442,665

INSURANCE BROKERS - 1.9%
Willis Group Holdings Plc (United Kingdom)	408,600	14,292,828

See accompanying notes to Schedule of Investments.

Meridian Value Fund

Schedule of Investments (continued)

March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

LEISURE & AMUSEMENT - 7.4%
Bally Technologies, Inc.*	395,000	$18,466,250
Carnival Corp.	360,300	11,558,424
International Speedway Corp. Class A	430,700	11,951,925
Polaris Industries, Inc.	172,550	12,449,483

		54,426,082

METALS - 1.0%
Newmont Mining Corp.	141,200	7,239,324

OFFICE SERVICES & SUPPLIES - 2.6%
Steelcase, Inc. Class A	2,021,900	19,410,240

PHARMACEUTICALS - 1.4%
BioMarin Pharmaceutical, Inc.*	308,000	10,549,000

RAILROADS - 4.4%
GATX Corp.	428,800	17,280,640
Union Pacific Corp.	144,300	15,509,364

		32,790,004

REITS-DIVERSIFIED - 1.5%
Host Hotels & Resorts, Inc. REIT	686,146	11,266,517

RESTAURANTS - 0.8%
Denny’s Corp.*	1,408,600	5,690,744

RETAIL - 3.9%
Costco Wholesale Corp.	161,900	14,700,520
Mattel, Inc.	421,300	14,180,958

		28,881,478

SEMICONDUCTORS - 1.6%
Power Integrations, Inc.	311,800	11,574,016

STORAGE - 1.7%
Mobile Mini, Inc.*	595,595	12,578,966

TECHNOLOGY - 6.3%
Autodesk, Inc.*	493,100	20,867,992
eBay, Inc.*	307,800	11,354,742
Zebra Technologies Corp. Class A*	351,000	14,454,180

		46,676,914

	Shares	Value

TECH-SOFTWARE - 3.3%
Citrix Systems, Inc.*	137,950	$10,885,635
Compuware Corp.*	1,495,800	13,746,402

		24,632,037

TRANSPORTATION - 3.0%
Alexander & Baldwin, Inc.	460,900	22,330,605

UTILITIES - 2.7%
Hawaiian Electric Industries, Inc.	783,275	19,856,021

TOTAL COMMON STOCKS - 93.8% (Cost $533,039,315)		694,057,398

U.S. GOVERNMENT OBLIGATIONS - 0.7%
U.S. Treasury Bill @ .056%** due 05/24/12 (Face Value $5,000,000)		4,999,588

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $4,999,588)		4,999,588

TOTAL INVESTMENTS - 94.5% (Cost $538,038,903)		699,056,986

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.5%		40,874,712

NET ASSETS - 100.0%		$739,931,698

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedule of Investments.

Meridian Fund, Inc.

Notes to Schedules of Investments

March 31, 2012 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Fair Value Measurements: As described in Note 1 above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of March 31, 2012 is as follows:

Valuation Inputs	Meridian Equity Income Fund	Meridian Growth Fund	Meridian Value Fund
Level 1 - Quoted Prices*	$33,723,998	$2,588,900,111	$694,057,398
Level 2 - Other Significant Observable Inputs**	—	79,995,783	4,999,588
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$33,723,998	$2,668,895,894	$699,056,986

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Securities.

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

March 31, 2012 (Unaudited)

During the period ended March 31, 2012 there were no transfers between levels.

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Equity Income Fund	$29,779,877	$4,554,718	$(610,597)	$3,944,121
Growth Fund	1,979,152,551	700,392,924	(10,649,581)	689,743,343
Value Fund	538,038,903	177,379,771	(16,361,688)	161,018,083

[THIS PAGE INTENTIONALLY LEFT BLANK]

MERIDIAN FUND, INC.

This report is submitted for

the information of shareholders of

Meridian Fund, Inc. It is not

authorized for distribution to

prospective investors unless

preceded or accompanied by an

effective prospectus.

Officers and Directors

JOHN EMRICH

MICHAEL S. ERICKSON

JAMES B. GLAVIN

RONALD ROTTER

MICHAEL STOLPER

Directors

GREGG B. KEELING

Acting President

Chief Financial Officer

Treasurer, Secretary and

Chief Compliance Officer

Custodian

THE BANK OF NEW YORK MELLON

New York, New York

Transfer Agent and Disbursing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

King of Prussia, Pennsylvania

(800) 446-6662

Counsel

GOODWIN PROCTER LLP

Washington, D.C.

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

San Francisco, California

MERIDIAN EQUITY INCOME FUND®

MERIDIAN GROWTH FUND®

MERIDIAN VALUE FUND®

THIRD QUARTER REPORT

60 E. Sir Francis Drake Blvd.

Wood Island, Suite 306

Larkspur, CA 94939

www.meridianfund.com

Telephone (800) 446-6662

March 31, 2012